REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	SFr 69.5	SFr 74.9	SFr 79.8
Thereof current portion of contract liabilities	66.2	71.3	66.7
Thereof non-current portion of contract liabilities	3.3	3.5	13.1
Residential customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	38.8	46.1	43.1
Business customers & Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30.6	28.0	36.3
Infrastructure & Support functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	SFr 0.1	SFr 0.8	SFr 0.5